Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	When granting equity awards, the Compensation Committee considers the timing, pricing, and conditions to mitigate risks of stock price manipulation or conflicts of interest. The Compensation Committee historically has not issued options to NEOs during any period when material non-public information has not been disclosed.
Award Timing Method	When granting equity awards, the Compensation Committee considers the timing, pricing, and conditions to mitigate risks of stock price manipulation or conflicts of interest.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee historically has not issued options to NEOs during any period when material non-public information has not been disclosed.